Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 138,528	$ 104,984
Accumulated depreciation and amortization	(61,439)	(46,523)
Property, plant and equipment, less capital work-in-progress	77,089	58,461
Capital work-in-progess	13,916	3,609
Property, plant and equipment, net	91,005	62,070
Depreciation	14,600	7,600	5,900
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	53,361	45,034
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	34,200	22,501
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,131	19,873
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,324	3,785
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,606	5,019
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 12,906	$ 8,772